LOANS PAYABLE	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 8 — LOANS PAYABLE

The Company had the following bank loans as of September 30, 2024, which arose from acquisition of One Eighty Ltd on June 26, 2023:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance as of September 30, 2024
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$452,306
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	152,050
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	199,248
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	204,385
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	380,822
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	277,098
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	443,070
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	63,760
Total		$2,730,156				$2,172,739

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance as of September 30, 2023
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$423,661
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	142,283
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	185,663
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	190,461
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	354,897
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	258,212
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	412,914
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	102,472
Total		$2,730,156				$2,070,563

*	Base lending rate

**	Islamic financing rate

The above bank loans were for the acquisition of freehold office buildings and working capital purposes, and were secured by the following:

a.	A facility agreement as principal instrument;
b.	Joint and several guarantee by the directors of 180 Degrees;
c.	A corporate guarantee by 180 Degree Strategic Communications Sdn Bhd.;
d.	A deed of assignment over the properties, power of attorney, and other documents or security documents may be required by the banks from time to time;
e.	First-party/third-party upfront fixed deposit;
f.	A memorandum of deposit (creating a charge) and letter of authorization by the directors of 180 Degrees in favor of the banks in respect of fixed deposits together with all interest accruing from time to time in respect of the fixed deposits; and
g.	A guarantee from Credit Guarantee Corporation Bhd.

Loans from a third party

On January 31, 2024, the Company entered into a loan agreement with a third-party for $100,000, with an annual interest rate of 4.5%. The loan is unsecured and required to be repaid on January 29, 2029. As of September 30, 2024, the outstanding loan balance was $100,000 with accrued interest of $3,706.

On April 25, 2024, the Company entered into another new loan agreement with the same third-party for $262,500, with an annual interest rate of 4.5%. The loan is unsecured and required to be repaid on April 24, 2029. As of September 30, 2024, the outstanding loan balance was $100,000 with accrued interest of $2,461.

On June 5, 2024, the Company entered into another loan agreement with the same third-party for $150,000, with an annual interest rate of 4.5%. The loan is unsecured and required to be repaid on June 4, 2029. As of September 30, 2024, the outstanding loan balance was $150,000 with accrued interest of $2,452.

As of September 30, 2024, the future minimum loan payments to be paid by the year are as follows:

12 months ending September 30,	Loan payment
2025	$283,276
2026	240,706
2027	229,369
2028	229,369
2029	229,369
Thereafter	2,264,425
Total future minimum loan payments	3,476,514
Less: imputed interest	(953,775)
Present value of loan liabilities	$2,522,739

The Company recorded interest expenses of $93,646, $31,365, and nil during the fiscal years ended September 30, 2024, 2023, and 2022, respectively.